INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Identifiable intangible assets
Original amount	$ 7,002	$ 7,002
Accumulated amortization	3,379	1,944
Net amount	3,623	5,058
Amortization expenses	1,435	1,235
Estimated amortization expenses of intangible assets
2017	1,270
2018	649
2019	615
2020	466
2021	354
And thereafter	269
Net amount	3,623	5,058
Customer Relationships [Member]
Identifiable intangible assets
Original amount	3,997	3,997
Accumulated amortization	1,032	535
Technology-Based Intangible Assets [Member]
Identifiable intangible assets
Original amount	3,005	3,005
Accumulated amortization	$ 2,347	$ 1,409